Note 13 Loans and advances to customers (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	€ 509,424	€ 460,401
On demand [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	7,551	6,192
Credit card debt [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	33,773	30,651
Trade receivables [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	37,982	34,291
Lease receivables [member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	10,874	10,610
Reverse repurchase agreements [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	909	743
Other term loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	406,637	371,054
Advances that are not loans [Member]
Loans and advances at amortized cost to customers [Line Items]
Loans and advances to customers at amortised cost	€ 11,698	€ 6,861